Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment information
Number of operating segments | segment	3	3
Net revenues	¥ 70,480,978	$ 10,801,682	¥ 46,014,906	¥ 28,646,499
Commission and compensation	(48,171,168)		(30,598,825)	(17,160,749)
Contribution	22,309,810		15,416,081	11,485,750
Cost related to stores	(3,206,601)	(491,433)	(3,078,672)	(3,400,545)
Other operating costs	(2,243,352)	(343,809)	(1,069,365)	(1,215,229)
Sales and marketing expenses	(3,715,278)	(569,391)	(3,105,899)	(2,489,692)
General and administrative expenses	(7,588,809)	(1,163,037)	(8,376,531)	(4,927,367)
Research and development expenses	(2,477,911)	(379,756)	(1,571,154)	(670,922)
Impairment of goodwill and intangible assets	(236,050)	(36,176)	0	0
Total unallocated cost and expenses	(19,468,001)		(17,201,621)	(12,703,755)
Contribution less unallocated cost and expenses	2,841,809	435,526	(1,785,540)	(1,218,005)
Total other income, net	1,545,310		509,776	718,940
Income (loss) before income tax benefit (expense)	4,387,119	$ 672,355	(1,275,764)	(499,065)
Existing home transaction services
Segment information
Net revenues	30,564,584		24,568,508	20,154,642
Commission and compensation	(18,065,451)		(15,014,264)	(12,422,796)
Contribution	12,499,133		9,554,244	7,731,846
New home transaction services
Segment information
Net revenues	37,937,886		20,273,860	7,471,924
Commission and compensation	(29,787,961)		(15,355,160)	(4,444,102)
Contribution	8,149,925		4,918,700	3,027,822
Emerging and other services
Segment information
Net revenues	1,978,508		1,172,538	1,019,933
Commission and compensation	(317,756)		(229,401)	(293,851)
Contribution	¥ 1,660,752		¥ 943,137	¥ 726,082